Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Current
Other Assets		₨ 36,256	$ 386	₨ 30,142
Non-current
Other non-current assets		1,226	$ 13	972
Current [member]
Current
Balances and receivables from statutory authorities	[1]	21,509		16,405
Government incentives receivables	[2]	444		2,967
Prepaid expenses		2,075		1,883
Advances to vendors and employees		6,205		6,121
Others	[3]	6,023		2,766
Other Assets		36,256		30,142
Non-current [member]
Non-current
Security deposits		904		750
Others		322		222
Other non-current assets		₨ 1,226		₨ 972

[1]	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), value added tax, and from customs authorities of India.
[2]	Primarily consist of amounts receivable from various government authorities of India towards incentives under various government programs.
[3]	Others primarily include security deposits, claims and other receivables.